Share-Based Compensation (Summary of Stock Option Activity) (Details) shares in Thousands	12 Months Ended
Sep. 30, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding-Shares, Beginning | shares	5,725
Granted-Shares | shares	0
Exercised-Shares | shares	(1,783)
Forfeited-Shares | shares	(26)
Outstanding-Shares, Ending | shares	3,916
Exercisable-Shares | shares	3,537
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding-Weighted Average Exercise Price, Beginning | $ / shares	$ 87.35
Granted-Weighted Average Exercise Price | $ / shares	0.00
Exercised-Weighted Average Exercise Price | $ / shares	80.66
Forfeited-Weighted Average Exercise Price | $ / shares	106.52
Outstanding-Weighted Average Exercise Price, Ending | $ / shares	90.28
Exercisable-Weighted Average Exercise Price | $ / shares	$ 86.99